Description of business and organization	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of business and organization	Description of business and organization
(a)     Description of business
ECARX Holdings Inc. (“ECARX” or the “Company’) was incorporated as an exempted company with limited liability in the Cayman Islands on November 12, 2019. The Company along with its subsidiaries is collectively referred to as “the Group”. The terms “we,” “our,” and “us” refer to the Group, unless the context indicates otherwise. We are a global mobility-tech company partnering with original equipment manufacturers (“OEM”s) to reshape the automotive landscape as the industry transitions to an electrified and physical Artificial Intelligence (“AI”) future. As OEMs develop new vehicle platforms from the ground up, we are developing a full-stack solution - central computer, system on a chip (“SoC”) and software to help continuously improve the in-car user experience. Our products continue to shape the interaction between people and vehicles by rapidly advancing the technology at the heart of smart mobility. We are engaged in the sales of SoC core modules, automotive computing platform products, software stacks as well as the provision of research and development services.
(b)    Merger
On December 20, 2022 (the “Closing Date”), the Company consummated its merger (“Merger”) with COVA Acquisition Corp. (“COVA”) pursuant to a merger agreement dated May 26, 2022. The ordinary shares of the Company and Public Warrants are listed on the Nasdaq Stock Market LLC, or “Nasdaq”, under the trading symbols “ECX” and “ECXWW”, respectively, on December 21, 2022.